Cash Dividend (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Mar. 03, 2022 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Nov. 30, 2019 USD ($)
Cash Dividend
Cash dividends declared (Per share)	$ 0.021
Dividends payable	$ 68	¥ 678	$ 100